VANECK LONG/FLAT TREND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
EXCHANGE TRADED FUND: 100.0%(a)
(Cost: $22,799,184)
Vanguard S&P 500 ETF 43,150 $ 27,060,660
Underline
Total Investments: 100.0%
(Cost: $22,799,184) 27,060,660
Other assets less liabilities: 0.0% 10,670
NET ASSETS: 100.0% $ 27,071,330
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Exchange Traded Funds $ 27,060,660 $ — $ — $ 27,060,660